Condensed Consolidated Balance Sheets Nine Months - (unaudited) (Parenthetical)	Sep. 30, 2022 $ / shares shares
Common stock, par value | $ / shares	$ 0.00001
Common stock, shares authorized	300,000,000
Common stock, shares authorized	1,625,000
Common stock, shares authorized	1,625,000
Cardio Diagnostics Member During Reverse Merger [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000
Common stock, shares authorized	1,976,749
Common stock, shares authorized	1,976,749